Summary of Significant Accounting Policies - Summary of Asset Retirement Obligations (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Asset Retirement Obligation [Abstract]
Beginning balance	₨ 356,649	$ 5,157	₨ 242,980
Addition during the year	285,450	4,127	95,300
Accretion expense	23,047	333	18,369	₨ 9,329
Ending balance	₨ 665,146	$ 9,617	₨ 356,649	₨ 242,980